Share Based Awards	3 Months Ended
Mar. 31, 2013
Share Based Awards

10. Share Based Awards

Stock Options—A summary of stock option activity and related information for Cinemark Holdings, Inc. stock options that are held by the Company’s employees for the three months ended March 31, 2013 is as follows:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2013	22,022	$7.63
Exercised	(744)	$7.63

Outstanding at March 31, 2013	21,278	$7.63	$464

Options exercisable at March 31, 2013	21,278	$7.63	$464

All outstanding stock options were fully vested as of April 2, 2009. There were no stock options granted or forfeited during the three months ended March 31, 2013. The total intrinsic value of options exercised during the three months ended March 31, 2013 was $15. The Company recognized a tax benefit of approximately $6 during the three months ended March 31, 2013 related to these stock option exercises. Options outstanding at March 31, 2013 have an average remaining contractual life of approximately two years.

Restricted Stock—During the three months ended March 31, 2013, Cinemark Holdings, Inc. granted 185,821 shares of restricted stock to employees of the Company. The fair value of the restricted stock granted was determined based on the market value of Cinemark Holdings, Inc.’s common stock on the date of grant, which was $29.44 per share. The Company assumed forfeiture rates ranging from 0% to 5% for the restricted stock awards. Certain of the restricted stock granted vests over three years based on continued service and the remaining restricted stock granted vests over four years based on continued service. The recipients of restricted stock are entitled to receive dividends and to vote their respective shares, however the sale and transfer of the restricted shares is prohibited during the restriction period.

Below is a summary of restricted stock activity for the three months ended March 31, 2013:

	Shares of Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	1,534,163	$18.85
Granted	185,821	$29.44
Vested	(408,140)	$14.91

Outstanding at March 31, 2013	1,311,844	$21.58

Unvested restricted stock at March 31, 2013	1,311,844	$21.58

The Company receives an income tax deduction upon vesting of the restricted stock awards. The total fair value of shares that vested during the three months ended March 31, 2013 was $11,893. The Company recognized a tax benefit of approximately $3,618 during the three months ended March 31, 2013 related to these vested shares.

The Company recorded compensation expense of $2,386 and $2,359 and Cinemark Holdings, Inc. recorded an additional $202 and $175 related to restricted stock awards during the three months ended March 31, 2013 and 2012, respectively. As of March 31, 2013, the remaining unrecognized compensation expense related to restricted stock awards was $20,949 and the weighted average period over which this remaining compensation expense will be recognized is approximately two years.

Restricted Stock Units—During the three months ended March 31, 2013, Cinemark Holdings, Inc. granted restricted stock units representing 115,107 hypothetical shares of common stock to employees of the Company. The restricted stock units vest based on a combination of financial performance factors and continued service. The financial performance factors are based on an implied equity value concept that determines an internal rate of return (“IRR”) during the three fiscal year period ending December 31, 2015 based on a formula utilizing a multiple of Adjusted EBITDA subject to certain specified adjustments as defined in the restricted stock unit award agreement. The financial performance factors for the restricted stock units have a threshold, target and maximum level of payment opportunity. If the IRR for the three year period is at least 8.5%, which is the threshold, one-third of the restricted stock units vest. If the IRR for the three year period is at least 10.5%, which is the target, two-thirds of the restricted stock units vest. If the IRR for the three year period is at least 12.5%, which is the maximum, 100% of the restricted stock units vest. Grantees are eligible to receive a ratable portion of the common stock issuable if the IRR is within the targets previously noted. All payouts of restricted stock units that vest will be subject to an additional one year service requirement and will be paid in the form of common stock if the participant continues to provide services through March 2017, which is the fourth anniversary of the grant date. Restricted stock unit award participants are eligible to receive dividend equivalent payments if and at the time the restricted stock unit awards vest.

Below is a table summarizing the potential number of shares that could vest under restricted stock unit awards granted during the three months ended March 31, 2013 at each of the three target levels of financial performance (excluding forfeiture assumptions):

	Number of Shares	Value at
	Vesting	Grant
at IRR of at least 8.5%	38,366	$1,129
at IRR of at least 10.5%	76,741	$2,259
at IRR of at least 12.5%	115,107	$3,389

Due to the fact that the IRR for the three year performance period could not be determined at the time of grant, the Company estimated that the most likely outcome is the achievement of the mid-point IRR level. The fair value of the restricted stock unit awards was determined based on the market value of Cinemark Holdings, Inc.’s common stock on the date of grant, which was $29.44 per share. The Company assumed a forfeiture rate of 5% for the restricted stock unit awards. If during the service period, additional information becomes available to lead the Company to believe a different IRR level will be achieved for the three-year performance period, the Company will reassess the number of units that will vest for the grant and adjust its compensation expense accordingly on a prospective basis over the remaining service period.

There were no forfeitures of restricted stock unit awards during the three months ended March 31, 2013. The Company recorded compensation expense of $862 and $781 related to restricted stock unit awards during the three months ended March 31, 2013 and 2012, respectively.

During the three months ended March 31, 2013, 279,697 restricted stock unit awards vested. Upon vesting, each restricted stock unit was converted into one share of Cinemark Holdings, Inc.’s common stock. In addition, Cinemark Holdings, Inc. paid approximately $889 in dividends on the vested restricted stock units, which represented dividends declared by Cinemark Holdings, Inc. that had accumulated on the awards since they were granted in 2009. The fair value of the restricted stock unit awards that vested during the three months ended March 31, 2013 was approximately $8,234. The Company recognized a tax benefit of approximately $3,458 during the three months ended March 31, 2013 related to these vested awards.

As of March 31, 2013, the remaining unrecognized compensation expense related to the outstanding restricted stock unit awards was $6,202. The weighted average period over which this remaining compensation expense will be recognized is approximately two years. As of March 31, 2013, the Company had restricted stock units outstanding that represented a total of 830,081 hypothetical shares of common stock, assuming the maximum IRR level is achieved for each of the grants.